Quarterly Results of Operations (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Results of Operations

The following is a summary of our unaudited quarterly results of operations for 2012 and 2011:

	Quarter
	First	Second	Third	Fourth
	(In thousands, except share and per share data)
2012
Net sales	$552,028	$554,446	$574,853	$608,111
Gross profit	192,440	195,151	204,638	211,715
Income from continuing operations	31,308	26,383	26,292	28,531
Net income	31,308	26,383	26,292	30,990
Net income attributable to The WhiteWave Foods Company	31,308	26,383	26,292	29,711
Earnings per common share(1) :
Net income per common share — basic and diluted	0.21	0.18	0.18	0.19
Net income attributable to The WhiteWave Foods Company per common share — basic and diluted	0.21	0.18	0.18	0.18
2011
Net sales	$482,012	$492,639	$509,570	$541,530
Gross profit	162,713	166,898	172,552	182,278
Income from continuing operations	24,430	25,736	33,137	31,031
Net income	20,668	22,452	18,226	29,499
Net income attributable to The WhiteWave Foods Company	22,549	24,959	29,763	30,124
Earnings per common share(1) :
Net income per common share — basic and diluted	0.14	0.15	0.12	0.20
Net income attributable to The WhiteWave Foods Company per common share — basic and diluted	0.15	0.17	0.20	0.20

(1)	Earnings per common share calculations for each of the quarters were based on the basic and diluted weighted average number of shares outstanding for each quarter. The sum of the quarters may not necessarily be equal to the full year earnings per common share amount.